Filed Pursuant to Rule 497

Registration No. 333-196096

NexPoint Capital, Inc.

Maximum Offering of 150,000,000 Shares of Common Stock

Supplement No. 1 dated November 3, 2014

to

Prospectus dated October 14, 2014

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of NexPoint Capital, Inc. (the “Company”) dated October 14, 2014 (the “Prospectus”). The Prospectus has been filed with the Securities and Exchange Commission and is available at www.sec.gov or by calling us collect at (877) 655-1287. Unless otherwise defined in this prospectus supplement, capitalized terms used in this prospectus supplement shall have the same meanings as set forth in the Prospectus

You should carefully consider the “Risk Factors” beginning on page 33 of the Prospectus before you decide to invest in shares of our common stock.

Suitability Standards

This supplement supplements and amends the section of the Prospectus entitled “Suitability Standards” beginning on page iii of the Prospectus by adding the following immediately before the first subsection of the second paragraph thereof:

Alabama. In addition to the general suitability standards, this investment will only be sold to Alabama residents that represent they have a liquid net worth of at least 10 times their investment in this program and its affiliates.

This supplement supplements and amends the section of the Prospectus entitled “Suitability Standards” beginning on page iii of the Prospectus by adding the following immediately after the twelfth subsection of the second paragraph thereof:

Oklahoma. In addition to the suitability standards above, the state of Oklahoma requires that each Oklahoma investor limit his or her investment in shares of our common stock to a maximum of 10% of his or her net worth (excluding home, home furnishings and automobiles).

Additional Questions and Answers about the Offering

This supplement supplements and amends the section of the Prospectus entitled “Certain Questions and Answers about this Offering” beginning on page 29 of the Prospectus by adding the following immediately after the question entitled “Q: When will I be provided with tax information?”:

Q:	Are there any risks involved in an investment in your shares?

A:	Some of the more significant risks relating to this offering and an investment in our shares of common stock include:

•	We are a new company with a limited operating history.

•	The lack of experience of our investment adviser operating under the constraints imposed on us as a business development company and RIC may hinder the achievement of our investment objective.

•	We intend to finance our investments with borrowed money, which will magnify the potential for gain or loss on amounts invested and may increase the risk of investing in us.

•	There are significant potential conflicts of interest that could affect our investment returns.

•	We have not yet identified the investments we will acquire using the proceeds of this offering. As a result, you will not have the opportunity to evaluate our investments prior to purchasing shares of our common stock. This offering may be considered a “blind pool” offering.

•	Our shares will not be listed on an exchange or quoted through a quotation system for the foreseeable future, if ever. Therefore, if you purchase shares in this offering, it is unlikely that you will be able to sell them and, if you are able to do so, it is unlikely that you will receive a full return of your invested capital.

•	We are subject to risks associated with middle-market healthcare companies, including competition, extensive government regulation and commercial difficulties.

•	We may expose ourselves to risks if we engage in hedging transactions, including the risk that hedging will limit the opportunity for gain if the values of the underlying portfolio positions should increase and the risk that an imperfect correlation between hedging instruments and the portfolio holdings being hedged may prevent us from achieving the intended hedge and expose us to risk of loss.

•	Beginning with the first calendar quarter following the one-year anniversary of the date that we meet our minimum offering requirement, we intend to offer to repurchase your shares on a quarterly basis. Only a limited number of shares will be repurchased, however, and, to the extent you are able to sell your shares under the repurchase program, you will not be able to recover the amount of your investment in those shares.

•	Our distribution proceeds may exceed our earnings and profits, particularly during the period before we have substantially invested the net proceeds from our public offering. We may pay distributions from an unlimited amount of offering proceeds, borrowings or the sale of assets to the extent our cash flow from operations, net investment income or earnings are not sufficient to fund declared distributions. As a result, portions of the distributions that we make may represent a return of capital, which is the return of your original investment in us, after subtracting sales load, fees and expenses directly or indirectly paid by you. A return of capital reduces the amount of funds we have available for investment in targeted assets. While a return of capital is not currently taxable, it will lower your tax basis in your shares, which may increase your gain or decrease your loss in connection with a sale of our shares.

•	This is a “best efforts” offering, and if we are unable to raise substantial funds, we will be more limited in the number and type of investments we may make, and the value of your investment in us may be reduced in the event our assets underperform.

•	Investors will not know the purchase price per share at the time they submit their subscription agreements and could receive fewer shares of common stock than anticipated if our board of directors determines to increase the offering price to comply with the requirement that we avoid selling shares below net asset value per share.

See “Risk Factors” for more information on these and other risks you should carefully consider before deciding to invest in shares of our common stock.

Q:	What conflicts of interest will you face?

A:	There are significant potential conflicts of interest that could affect our investment returns. Our investment adviser or its affiliates may have other clients with similar or competing investment objectives. Our investment adviser or its affiliates may have obligations to other clients or investors in those other entities, the fulfillment of which may not be in the best interests of us or our stockholders. For example, our investment adviser and its affiliates manage or sponsor other investment funds, accounts or other investment vehicles. Our investment objective may overlap with the investment objectives of such affiliated investment funds, accounts or other investment vehicles. As a result, our investment adviser may face conflicts of interest in the allocation of investment opportunities among us and other investment funds, accounts or other investment vehicles advised by or affiliated with our investment adviser. Our investment adviser will seek to allocate investment opportunities among eligible accounts in a manner that is fair and equitable over time and consistent with its allocation policy.

Additionally, under our incentive fee structure, NexPoint Advisors benefits when we recognize capital gains and, because NexPoint Advisors determines when a holding is sold, NexPoint Advisors controls the timing of the recognition of such capital gains. In addition, because the base management fee that we pay to NexPoint Advisors is based on our average adjusted gross assets, including those assets acquired through the use of leverage, NexPoint Advisors has a financial incentive to incur leverage.

Because our dealer manager, Highland Capital Funds Distributor, Inc., is an affiliate of NexPoint Advisors, its due diligence review and investigation of us cannot be considered an independent review.

For a discussion of the limitations imposed on us by the 1940 Act on our ability to enter into joint transactions with affiliates or co-invest in investment opportunities with affiliates and clients of NexPoint Advisors and its affiliates, please see “Prospectus Summary—Conflicts of Interest.”

Q:	What will you do with the money raised in this offering?

A:	We intend to use substantially all of the proceeds from this offering, net of expenses, to make investments in private, or to the extent allowable in public, U.S. companies in accordance with our investment objective and using the strategies described in this prospectus. The remainder will be used for working capital and general corporate purposes. We can offer no assurance we will be able to sell all the shares we are registering. If we sell only a portion of the shares we are registering, we may be unable to achieve our investment objective or structure our investment portfolio as anticipated. Pending investment of the proceeds raised in this offering, we will invest the net proceeds primarily in short-term securities consistent with our business development company election and our election to be taxed as a RIC. We may employ a portion of the net proceeds to pay operating expenses, distributions to stockholders and for general corporate purposes. We may fund our cash distributions to stockholders from any sources of funds available to us, including an unlimited amount of offering proceeds, borrowings, net investment income from operations, capital gains proceeds from the sale of assets, non-capital gains proceeds from the sale of assets and expense reimbursements from NexPoint Advisors. We have not established limits on the amount of funds we may use from available sources to make distributions. See “Use of Proceeds.”

Directors of the Company

This supplement supplements and amends the section of the Prospectus entitled “Management of the Company – Directors” beginning on page 92 of the Prospectus regarding director John Honis by replacing the first paragraph in the last column entitled “Experience, Qualifications, Attributes, Skills for Board Membership and Educational Background” with the following:

35 years of experience in the financial industry; 30 years of managerial and executive experience, including experience as president, chief executive office or chief restructuring officer of five telecommunication firms; experience on another board of directors.

This supplement supplements and amends the section of the Prospectus entitled “Management of the Company – Directors” beginning on page 92 of the Prospectus regarding director Ethan Powell by replacing the first paragraph in the last column entitled “Experience, Qualifications, Attributes, Skills for Board Membership and Educational Background” with the following:

16 years of experience in the financial industry; experience on another board of directors.

This supplement supplements and amends the section of the Prospectus entitled “Management of the Company – Directors” beginning on page 92 of the Prospectus regarding director Dr. Bob Froehlich by replacing the first paragraph in the last column entitled “Experience, Qualifications, Attributes, Skills for Board Membership and Educational Background” with the following:

35 years of experience in the financial industry; 30 years of managerial and executive experience; experience on 5 other boards of directors, including as a member of audit committees.

This supplement supplements and amends the section of the Prospectus entitled “Management of the Company – Directors” beginning on page 92 of the Prospectus regarding director Timothy Hui by replacing the first paragraph in the last column entitled “Experience, Qualifications, Attributes, Skills for Board Membership and Educational Background” with the following:

Experience on 40 other boards of directors/trustees; administrative and managerial experience; legal training and practice.

This supplement supplements and amends the section of the Prospectus entitled “Management of the Company – Directors” beginning on page 92 of the Prospectus regarding director Terrence O. Jones by replacing the first paragraph in the last column entitled “Experience, Qualifications, Attributes, Skills for Board Membership and Educational Background” with the following:

30 years of experience in the financial industry; 25 years of managerial and executive experience, including experience as founder and president of an investment management bank and as chief investment officer of a private investment firm; experience on 5 other boards of directors.

This supplement supplements and amends the section of the Prospectus entitled “Management of the Company – Directors” beginning on page 92 of the Prospectus regarding director Bryan A. Ward by replacing the first paragraph in the last column entitled “Experience, Qualifications, Attributes, Skills for Board Membership and Educational Background” with the following:

Experience on 14 other boards of directors/trustees; 37 years of managerial and executive experience; 31 years of experience as a management consultant.

Form of Subscription Agreement

This supplement supplements and amends the Prospectus by replacing in its entirety the Form of Subscription Agreement found in Appendix A of the Prospectus with the Following:

INSTRUCTIONS TO INVESTORS & SUBSCRIPTION AGREEMENT

Please read carefully the Prospectus, as amended and supplemented, relating to the sale of shares of common stock (the ‘‘Shares’’) in NexPoint

Capital, Inc. (sometimes referred to herein as the ‘‘Company’’) and all Exhibits thereto (the ‘‘Registration Statement’’) before deciding to subscribe.

This Offering is limited to investors who certify that they meet all of the qualifications set forth in the Prospectus (each, an ‘‘Investor’’).

If you meet these qualifications and desire to purchase our common stock, then please complete, execute and deliver the entire Subscription

Agreement (as completed and signed) to the address provided below.

You should examine this type of investment in the context of your own needs, investment objectives and financial capabilities and should make your own independent investigation and decision as to the risk and potential gain involved. Also, you are encouraged to consult with your own attorney, accountant, financial consultant or other business or tax advisor regarding the risks and merits of the proposed investment.

Generally, you must initially invest at least $2,500 in our shares to be eligible to participate in this offering. In order to satisfy this minimum purchase requirement, unless otherwise prohibited by state law, a husband and wife may jointly contribute funds from their separate IRAs,

provided that each such contribution is made in increments of $100. You should note that an investment in our shares will not, in itself, create a retirement plan and that, in order to create a retirement plan, you must comply with all applicable provisions of the Code. If you have satisfied the minimum purchase requirement, any additional purchase must be in increments of $500. The investment minimum for subsequent purchases does not apply to shares purchased pursuant to a distribution reinvestment plan.

The undersigned hereby tenders this subscription and applies for the purchase of the dollar amount of shares of common stock (the

“Shares”) of NexPoint Capital, Inc., a Delaware corporation (sometimes referred to herein as the “Company”), set forth below.

The undersigned acknowledges that investing in the Shares may be considered speculative and involves a high degree of risk, including the risk of a substantial loss of investment. “Risk Factors” beginning on page 33 of the prospectus that forms part of the Company’s registration statement includes risks that investors should consider before buying the Company’s Shares including the risk of leverage.

You should not expect to be able to sell your Shares of our common stock regardless of how we perform.

If you are able to sell your Shares, you will likely receive less than your purchase price.

We may not list our Shares on any securities exchange for what may be a significant time after the offering period, or ever, and we do not expect a secondary market in the Shares to develop.

Because our Shares will not be listed on a securities exchange, you may be unable to sell your Shares and, as a result, you may be unable to reduce your exposure on any market downturn.

We intend to implement a Share repurchase program, but we do not expect to repurchase more than 10% of the weighted average number of Shares that were outstanding in the prior calendar year. In addition, any such repurchases will be at a 10% discount to the current offering price in effect on the date of repurchase.

You should consider that you may not have access to the money your invest for an indefinite period of time, and may never recover your initial investment in us. An investment in our Shares is not suitable if you need access to the money you invest.

Our distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to us for investment. Any capital returned to stockholders through distributions will be distributed after payment of sales load, fees and expenses and such amounts will not be recoverable by our stockholders.

Our distributions may be funded in significant part from the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that will be subject to repayment to our affiliate, NexPoint Advisors, L.P. Significant portions of these distributions may not be based on our investment performance and such waivers and reimbursements by

NexPoint Advisors, L.P. may not continue in the future. If NexPoint Advisors, L.P. does not agree to reimburse certain of our expenses, including through the waiver of certain of its advisory fees, significant portions of these distributions may come from offering proceeds or borrowings. The repayment of any amounts owed to NexPoint Advisors, L.P. will reduce the future distributions to which you would otherwise be entitled.

INSTRUCTIONS TO INVESTORS & SUBSCRIPTION AGREEMENT Continued

The subscription agreement, together with a check for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered

Investment Advisor, as applicable to:

Investment Processing Department

c/o DST Systems, Inc.

Kansas City, MO 64121-9731

Toll Free: (877) 907-1148

Payment may be sent by check or wired to:

UMB Bank, N.A.

1010 Grand Boulevard, 4th Floor

Kansas City, MO 64106

ABA Routing #: 101000695

Account #: 9872061969

FAO:

Money Orders, Traveler’s Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash are not accepted.

Upon receipt of a signed Subscription Agreement, verification of your investment qualifications, and acceptance of your subscription by the

Company (which reserves the right to accept or reject a subscription for any reason whatsoever), the Company will execute the Subscription

Agreement and notify you of the receipt and acceptance of your subscription. In no event may a subscription for Shares be accepted until at least five (5) business days after the date the subscriber receives the final prospectus. The Company may accept or reject any subscription in whole or in part for a period of fifteen (15) days after receipt of the Subscription Agreement and any other subscription documents requested by the Company, verification of your investment qualifications and payment in full. Any subscription not accepted within fifteen (15) days of receipt will be deemed rejected. If rejected, all funds will be returned to subscribers without deduction for any expenses within ten business days from the date the subscription is rejected.

Important Note: In all cases, the person or entity actually making the investment decision to purchase common stock should complete and sign the Subscription Agreement. For example, if the investor purchasing common stock is a retirement plan for which investments are directed or made by a third party trustee, then that third party trustee must complete the Subscription Agreement rather than the beneficiaries under the retirement plan. This also applies to trusts, custodial accounts and similar arrangements. You must list your principal place of residence rather than your office or other address on the signature page to the Subscription Agreement so that the Company can evaluate compliance with appropriate securities laws. If you wish for correspondence to be sent to an address other than your principal residence,

please provide such mailing address in “Item 3.— Investor Information.”

Amount of Subscription: $

(minimum initial investment of $2,500)

Check (as applicable):

Initial Investment

Additional Purchase (minimum $500)

Advisory•/Registered Investment Adviser/Other Net of

Commissions Purchase••

Payment Method:

Check Enclosed

Subscription amount wired

Check/funding being sent by other third party

1. Investment information

Money Orders, Traveler’s Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash are not accepted.

Volume discounts are available. Please refer to the prospectus for more information and consult your financial advisor.

Individual (one signature required)

Joint Tenants with Right of Survivorship (all parties must sign)

Community Property (all parties must sign)

Tenants in Common (all parties must sign)

Uniform Gift/Transfer to Minors (UGMA/UTMA)

Under the UGMA/UTMA of the State of

Qualified Pension or Profit Sharing Plan

(include Plan Documents)

Trust (include title and signature pages of Trust Documents)

Corporation or Partnership (include Corporate Resolution

or Partnership Agreement, as applicable; authorized

signature required)

Other (include title and signature pages)

For Individual Ownership or JTWROS Only:

Transfer Upon Death: Visit www.nexpointcapital.com/forms to

complete the Transfer On Death Beneficiary Agreement.

State laws can vary with respect to Transfer on Death registration. You should consult your own legal, tax and business advisers before electing to register your investment in the Transfer on Death Beneficiary Agreement.

2. FORM OF OWNERSHIP

Third Party Administered Custodial Plan (new IRA accounts will require an additional application)

IRA ROTH IRA Rolover IRA SEP KEOGH OTHER

Non-Custodial Ownership

Custodial Arrangement (owner and custodian signature required)

Not all broker-dealers are eligible for advisory business – please confirm with the dealer manager.

By a registered representative on his/her own behalf.

Name(s) of Custodian(s) T ax ID Number

Custodian Acct. Number Date Account Established

Year to Which Subscription Applicable Phone Number

Name(s) of Beneficial Owner(s)/Bene?ciary(ies)

Street Address

City State Zip

3. INVESTOR INFORMATION

Name of Investor/Beneficial Owner

Social Security or Tax ID Number Date of Birth E-mail Address

Street Address (You must include a permanent street address even if your mailing address is a P.O. Box)

City State Zip

Daytime Phone Number Evening Phone Number

Optional Mailing Address

City State Zip

Name of Co-Investor (if applicable)

Social Security or Tax ID Number Date of Birth E-mail Address

Street Address

City State Zip

Daytime Phone Number E vening Phone Number

Optional Mailing Address

City State Zip

Individual/Beneficial Owner (print name and address exactly as they are to be registered on the account)

Joint Owner (print name and address exactly as they are to be registered on the account)

For Individual /Benefi cial Own er & Joint Own er:

Citizenship: Select one. U.S. citizen U.S. citizen residing outside the U.S. Resident alien Non resident*

(Country: ) (Country: )

Select one. Backup Withholding: Subject to backup withholding? Yes No

* If non-resident alien, investor must submit the appropriate W-8 form (W-8BEN, W-8ECL or W-8IMY) in order to make an investment. (If a foreign national who is, in fact, a U.S. taxpayer, complete W-9 form in Section 6.)

3. Investor information (CONTINUED)

Name of Trust T ax ID Number

Name(s) of Trustee(s)

Date Trust Established Phone Number

Name(s) of Beneficial Owner(s)/Bene?ciary(ies)

Street Address

City State Zip

Date of Birth

Entity Name T ax ID Number

Entity Type (If Corporation, indicate ‘‘C’’ or ‘‘S’’ Corp) Date of Entity Formation

Phone Number

Street Address

City State Zip

Name(s) of Officer(s), General Partner or Authorized Person(s)

Trust Arrangement (print name and address exactly as they are to be registered on the account)

Corporation/Partnership/Other (print name and address exactly as they are to be registered on the account)

For Trust Arrangement & Corporation /Partnership /Other:

Jurisdiction of Formation

Select one. Backup Withholding: Subject to backup withholding? Yes No

NEXPOINT HEALTHCARE
HIGHLAND CAPITAL MANAGEMENT

NexPoint Capital, Inc. SUBSCRIPTION AGREEMENT

4. DISTRIBUTIONS

I hereby subscribe for Shares of NexPoint Capital, Inc. and elect the distribution option indicated below:
(If you do not complete this section, distributions will be paid to the registered owner at the address in Section 3. IRA accounts may not direct distributions without the custodian's approval)

☐ I choose to participate in NexPoint Capital, Inc.'s Distribution Reinvestment Plan.*
☐ I choose to have distributions deposited in a checking, savings or brokerage account.
☐ I choose to have distributions mailed to me at the address listed in Section 3.
☐ I choose to have distributions mailed to my custodial account listed in section 3.

* Each investor that elects to have his or her distributions reinvested in NexPoint Capital, Inc.'s Distribution Reinvestment Plan agrees to notify the Company and the broker-dealer named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum income and net worth standards as imposed by the state in which he or she resides.

I authorize NexPoint Capital, Inc. or its agent to deposit my distribution to the account indicated below. This authority will remain in force until I notify NexPoint Capital, Inc. in writing to cancel it. In the event that NexPoint Capital, Inc. deposits funds erroneously into my account, the Company is authorized to debit my account for the amount of the erroneous deposit. I also hereby acknowledge that funds and/or Shares in my account may be subject to applicable abandoned property, escheat or similar laws and may be transferred to the appropriate governmental authority in accordance with such laws, including as a result of account inactivity for the period of time specified in such laws or otherwise. None of the Company, its affiliates, its agents or any other person shall be liable for any property delivered in good faith to a governmental authority pursuant to applicable abandoned property, escheat or similar laws. I acknowledge that distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.

Name of Financial Institution ______________________________

Name on Bank Account* ______________________ Your Account Number ______________________

Your Bank's ABA Routing Number ______________ Account Type ☐ Checking ☐ Savings ☐ Brokerage

Mailing Address ______________________________

City ______________________ State ____________ Zip ____________

** For Electronic Funds Transfers, the signatures of the bank account owner(s) must appear exactly as they appear on the bank registration. If the registration at the bank differs from that on this Subscription Agreement, all parties must sign below.*

______________________________ ______________________________
Signature of Individual/Trustee/Beneficial Owner Signature of Co-Investor/Trustee

Page 4 of 10

5. ELECTRONIC DELIVERY FORM (OPTIONAL)

Electonic Delivery of stockholder communication is available and if you would prefer to receive such communications and statements electronically,

please affirmatively elect to do so by checking the offering for which you elect to receive the electronic delivery of stockholder communications and statement notifications, and signing below where indicated.

We encourage you to reduce printing and mailing costs and to conserve natural resources by electing to receive electronic delivery of stockholder communications and statement notifications. By consenting below to electronically receive stockholder communications,

including your account-specific information, you authorize said offering(s) to either (i) e-mail stockholder communications to directly or (ii)

make them available on each offering’s respective Web site and notify you by e-mail when such documents are available and how access the documents.

You will not receive paper copies of these electronic materials unless specifically requested, the delivery of electronic materials is prohibited or we, in our sole discretion, elect to send paper copies of the materials.

Sign below if you consent to the electronic delivery of documents including annual reports, proxy materials, and other documents that may be required to be delivered under federal or state securities laws as well as account-specific information such as quarterly account statements or tax information. Your consent will be effective until you revoke it. In addition, by consenting to electronic access, you will be responsible for your customary Internet Service Provider charges in connection with access to these materials. E-mail address in the section below is required. Please carefully read the following representations before consenting to receive documents electronically. By signing this box and consenting to receive documents electronically, you represent the following:

(a) I acknowledge that access to both internet e-mail and the World Wide Web is required in order to access documents electronically. I may receive by e-mail notification the availability of a document in electronic format. The notification e-mail will contain a web address (or hyperlink) where the document can be found. By entering this address into my web browser, I can view, download and print the document from my computer. I acknowledge that there may be costs associated with the electronic access, such as usage charges from my internet provider and telephone provider, and that these costs are my responsibility. (b) I acknowledge that documents distributed electronically may be provided in Adobe’s Portable Document Format (PDF) . The Acrobat Reader® software is required to view documents in PDF format.

The Reader software is available free of charge from Adobe’s web site at www.adobe.com. The Reader software must be correctly installed on my system before I will be able to view documents in PDF format. Electronic delivery also involves risks related to system or network outage that could impair my timely receipt of or access to stockholder communications. (c) I acknowledge that I may receive at no cost from

NexPoint Capital, Inc. a paper copy of any documents delivered electronically by calling Highland Capital Funds Distributor, Inc. at 877-665-

1287 from 9:00 a.m. to 5:00 p.m. CST Monday—Friday. (d) I acknowledge that if the e-mail notification is returned to NexPoint Capital, Inc.

as “undeliverable”, a letter will be mailed to me with instructions on how to update my e-mail address to begin receiving communication via electronic delivery. I further understand that if NexPoint Capital, Inc. is unable to obtain a valid e-mail address for me NexPoint Capital,

inc. will resume sending a paper copy of its filing by U.S. mail to my address of record. (e) I acknowledge that my consent may be updated or cancelled, including any updates in e-mail address to which documents are delivered, at any time by calling Highland Capital Funds

Distributor, Inc. at 877-665-1287 from 9:00 a.m. to 5:00 p.m. CST Monday—Friday.

Owner Signature Date

Co-Owner Signature (If applicable) Date

Joint Accounts: If your Social Security number is the primary number on a joint account and you opt-in to electronic delivery, each consenting stockholder must have access to the e-mail account provided.

My e-mail address is

Your e-mail address will be held in confidence and used only for matters relating to your investments

NEXPOINT HEALTHCARE
HIGHLAND CAPITAL MANAGEMENT

NexPoint Capital, Inc. SUBSCRIPTION AGREEMENT

6. SUBSCRIBER SIGNATURES / SUBSTITUTE IRS FORM W-9 CERTIFICATION

In order to induce NexPoint Capital, Inc. to accept this subscription, I hereby represent and warrant as follows:
(A power of attorney may not be granted to any person to make such representations on behalf of investor(s). (Only fiduciaries such as trustees, guardians, conservators, custodians and personal representatives may make such representations on behalf of an Investor.)

Investors must initial each representation.

	Investor	Co-Investor
a. I have received the final Prospectus of NexPoint Capital, Inc. at least five business days before signing the Subscription Agreement.	______	______
b. I (we) certify that I (we) have (1) a net worth (exclusive of home, home furnishings and automobiles) of $250,000 or more; or (2) a net worth (exclusive of home, home furnishings and automobiles) of at least $70,000 and had during the last tax year or estimate that I (we) will have during the current tax year a minimum of $70,000 annual gross income, or that I (we) meet the higher suitability requirements imposed by my state of primary residence as set forth in the Prospectus under "Suitability Standards." I will not purchase additional shares unless I meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.	______	______
c. I am (we are) purchasing Shares for my (our) own account.	______	______
d. I (we) acknowledge that the Shares are not liquid, there is no public market for the Shares, and I (we) may not be able to sell the Shares.	______	______
e. If I am either purchasing the Shares on behalf of a trust or other entity of which I am trustee or authorized agent, I have due authority to execute this subscription agreement and do hereby legally bind the trust or other entity of which I am trustee or authorized agent.	______	______
f. I acknowledge that there is no assurance that I will recover the amount of my investment in the company.	______	______
g. I acknowledge that I will not be admitted as a stockholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.	______	______
h. I acknowledge that distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to NexPoint Capital, Inc. for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.	______	______

Investors must initial any representation specific to the state of domicile.

	Investor	Co-Investor
Alabama residents only: In addition to the general suitability standards, this investment will only be sold to Alabama residents that represent they have a liquid net worth of at least 10 times their investment in this program and its affiliates.	______	______
California residents only: Investors must have either (a) a net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a minimum net worth of at least $120,000. In addition, the state of California requires that each investor in California cannot invest more than 10% of his or her net worth in us.	______	______
Idaho residents only: In addition to the suitability standards noted above, an investment in us is limited to Idaho investors who have either (i) a gross annual income of at least $85,000 and a liquid net worth of at least $85,000 or (ii) a liquid net worth of at least $300,000. Additionally, an Idaho investor's total investment in us shall not exceed 10% of his or her liquid net worth. ("Liquid net worth" shall include only cash plus cash equivalents. "Cash equivalents" includes assets which may be convertible to cash within one year).	______	______
Iowa must have either (i) a net worth of $100,000 and annual gross income of $100,000, or (ii) a net worth of $350,000. Additionally, it is recommended that Iowa residents not invest, in the aggregate, more than 10% of their liquid net worth in this and similar direct participation investments. For purposes of this recommendation, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.	______	______

Page 6 of 10

NEXPOINT HEALTHCARE
HIGHLAND CAPITAL MANAGEMENT

NexPoint Capital, Inc. SUBSCRIPTION AGREEMENT

6. SUBSCRIBER SIGNATURES / SUBSTITUTE IRS FORM W-9 CERTIFICATION (CONTINUED)

Investors must initial any representation specific to the state of domicile.

	Investor	Co-Investor
Kansas residents only: It is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other similar investments. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.	________	________
Kentucky residents only: All Kentucky residents who invest in our securities must have a minimum gross annual income of $85,000 and a minimum net worth of $85,000 (as defined in the NASAA Omnibus Guidelines), or a minimum net worth alone of $300,000. Moreover, no Kentucky resident shall invest more than 10% of his or her liquid net worth in our securities.	________	________
Maine residents only: The Maine Office of Securities recommends that an investor's aggregate investment in this offering and similar non-traded business development companies not exceed 10% of the investor's liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.	________	________
Massachusetts residents only: In addition to the general suitability standards listed above, Massachusetts investors may not invest more than 10% of their liquid net worth in us or in other illiquid direct participation programs.	________	________
Nebraska residents only: In addition to the suitability standards noted above, Nebraska investors must have (i) either (a) an annual gross income of at least $100,000 and a net worth (not including home, furnishings and personal automobiles) of at least $350,000, or (b) a net worth (not including home, furnishings and personal automobiles) of at least $500,000; and (ii) investors must limit their investment in us and in the securities of other direct-participation programs to 10% of such investor's net worth.	________	________
New Jersey residents only: New Jersey investors must have either (a) a minimum liquid net worth of at least $100,000 and a minimum annual gross income of not less than $85,000, or (b) a minimum liquid net worth of $350,000. For these purposes, "liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles, minus total liabilities) that consists of cash, cash equivalents and readily marketable securities. In addition, a New Jersey investor's investment in us, our affiliates, and other non-publicly traded direct investment programs (including real estate investment trusts, business development companies, oil and gas programs, equipment leasing programs and commodity pools, but excluding unregistered, federally and state exempt private offerings) may not exceed ten percent (10%) of his or her liquid net worth.	________	________
New Mexico residents only: In addition to the suitability standards listed above, a New Mexico investor's aggregate investment in us, shares of our affiliates and in similar direct participation programs may not exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.	________	________
North Dakota residents only: North Dakota investors must represent that, in addition to the stated net income and net worth standards, they have a net worth of at least ten times their investment in us.	________	________
Ohio residents only: It shall be unsuitable for an Ohio investor's aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded business development companies to exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.	________	________
Oklahoma residents only: In addition to the suitability standards above, the state of Oklahoma requires that each Oklahoma investor limit his or her investment in shares of our common stock to a maximum of 10% of his or her net worth (excluding home, home furnishings and automobiles).	________	________
Oregon residents only: In addition to the general suitability standards listed above, an Oregon investor's maximum investment in us and our affiliates may not exceed 10% of their liquid net worth, excluding home, furnishings and automobiles.	________	________
Texas residents only: Investors who reside in the state of Texas must have either (i) a minimum of $100,000 annual gross income and a liquid net worth of $100,000; or (ii) a liquid net worth of $250,000 irrespective of gross annual income. Additionally, a Texas investor's total investment in this offering shall not exceed 10% of his or her liquid net worth. For this purpose, liquid net worth is determined exclusive of home, home furnishings and automobiles.	________	________

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6. SUBSCRIBER SIGNATURES / SUBSTITUTE IRS FORM W-9 CERT IFICATION (CONTINUED)

To prevent backup withholding on any payment made to a stockholder with respect to subscription proceeds held in escrow, the stockholder is generally required to provide current TIN (or the TIN of any other payee) and certain other information by completing the form below,

certifying that the TIN provided on Substitute Form W-9 is correct (or that such investor is awaiting a TIN), that the investor is a U.S. person,

and that the investor is not subject to backup withholding because (i) the investor is exempt from backup withholding, (ii) the investor has not been notified by the IRS that the investor is subject to backup withholding as a result of failure to report all interests or dividends or (iii)

the IRS has notified the investor that the investor is no longer subject to backup withholding. If a TIN is not provided by the time any payment is made in connection with the proceeds held in escrow, 28% of all such payments will be withheld until a TIN is provided and if a TIN is no provided within 60 days , such withheld amounts will be over to the IRS.

Exempt TIN. Check here if investor is an exempt payee.

Under penalties of perjury, I certify that:

1. The number shown on this form is my correct taxpayer identification number and

2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and

3. I am a U.S. citizen or other U.S. person (including a U.S. resident alien).

Certification instructions. You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report interest and dividends on your tax return.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

The Company is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and social security/taxpayer identification number. The Company may also ask to see other identifying documents. If you do not provide the information, the Company may not be able to open your account. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. You further agree that the Company may discuss your personal information and your investment in the Shares at any time with your then current financial advisor. If the Company is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Company believes it has identified potentially criminal or other illegal activity, the Company reserves the right to take action as it deems appropriate which may include closing your account.

By signing below, you also acknowledge that you do not expect to be able to sell your Shares regardless of how the Company performs. If you are able to sell your Shares, you will likely receive less than your purchase price. The Company does not intend to list the Shares on any securities exchange during the offering period, and it does not expect a secondary market in the Shares to develop. The Company intends to implement a share repurchase program, but only a limited number of Shares will be eligible for repurchase by the Company. Accordingly,

you should consider that you may not have access to the money you invest for at least five years, or until the Company completes a liquidity event, which may not occur until five years following the completion of its offering. There is no assurance that the Company will complete a liquidity event within such timeframe or at all. As a result of the foregoing, an investment in the Shares is not suitable if you require shortterm liquidity. In addition, you acknowledge that distributions may be funded from an unlimited amount of offering proceeds or borrowings,

which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses. You also acknowledge that the Company may suspend or terminate its share repurchase program at any time and Shares repurchased in the share repurchase program will be repurchased at a price below the offering price in effect on the date of repurchase.

Print Name

Print Name

Signature of Investor

Signature of Joint Owner, if applicable

Date

Date

7. FINANCIAL ADVISOR INFORMATION & SIGNATURES

The broker, financial advisor or other investor representative (each an ‘‘Investor Representative’’) signing below hereby warrants that it is duly licensed and may lawfully sell Shares in the state designated as the Investor’s legal residence or is exempt from such licensing.

Name of Participating Broker-Dealer or Financial Institution

Check if recently employed by new Broker-Dealer or Financial Institution

Name of Broker/Financial Advisor/Other Investor Representative

Rep/Advisor Number B ranch Number

Mailing Address

Check if recently employed by new Broker-Dealer or Financial Institution

City State Zip

E-mail

Phone Number Fax Number

The undersigned confirms by its signature that it (i) has reasonable grounds to believe that the information and representations concerning the Investor identified herein are true, correct and complete in all respects; (ii) has verified that the form of ownership selected is accurate and, if other than individual ownership, has verified that the individual executing on behalf of the Investor is properly authorized and identified;

(iii) has discussed such Investor’s prospective purchase of Shares with such Investor; (iv) has advised such Investor of all pertinent facts with regard to the fundamental risks of the investment, including lack of liquidity and marketability of the Shares; (v) has delivered a current prospectus and related amendments and supplements, if any, to such Investor; (vi) no sale of Shares shall be completed until at least five (5)

business days after the date the Investor receives a copy of the prospectus, as amended or supplemented through the date hereof; (vii) has reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; and (viii) has reasonable grounds to believe that the purchase of Shares is a suitable investment for such Investor, that the undersigned will obtain and retain records relating to such investor’s suitability for a period of six years, that such Investor meets the suitability standards applicable to such Investor set forth in the prospectus (as amended or supplemented as of the date hereof), and that such Investor is in a financial position to enable such Investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing the Company and the tax consequences of purchasing and owning Shares. The above-identified entity, acting in its capacity as agent, broker, financial advisor or other investor representative, has performed functions required by federal and state securities laws and, as applicable, FINRA rules and regulations,

including, but not limited to Know Your Customer, Suitability and PATRIOT Act (AML, Customer Identification) as required by its relationship with the Investor(s) identified in this document.

Name of Broker / Financial Advisor /

Other Investor Representative

Signature of Broker / Financial Advisor

Other Investor Representative

Name of Registered Supervisory Principal Signature of Registered Supervisory Principal

Date

Date

I understand this Subscription Agreement is for the offering of NexPoint Capital, Inc.

APPENDIX A TO SUBSCRIPTION AGREEMENT

NOTICE TO SHAREHOLDER OF ISSUANCE OF

UNCERTIFICATED SHARES OF COMMON STOCK

To: Shareholder

From: NexPoint Capital, Inc.

Shares of C ommon Stock, $0.001 par value per share

NexPoint Capital, Inc., a Delaware corporation (the ‘‘Corporation’’), is issuing to you, subject to acceptance by the Corporation, the number of shares of its common stock (the ‘‘Shares’’) that correspond to the dollar amount of your subscription as set forth in your subscription agreement with the Corporation. The Shares do not have physical certificates. Instead, the Shares are recorded on the books and records of the

Corporation, and this notice is given to you about certain information relating to the Shares. All capitalized terms not defined herein have the meanings set forth in the Corporation’s Articles of Incorporation, as the same may be amended from time to time, a copy of which, including the restrictions on transfer and ownership, will be furnished to each holder of Shares of the Corporation on request and without charge.

Requests for such a copy may be directed to the Secretary of the Corporation at its principal office.

The Corporation has the authority to issue Shares of stock of more than one class. Upon the request of any shareholder, and without charge,

the Corporation will furnish a full statement of the information with respect to certain restrictions on ownership and transferability, the designations and any preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions,

qualifications, terms and conditions of redemption of the Shares of each class of stock that the Corporation has authority to issue, the differences in the relative rights and preferences between the Shares of each series to the extent set, and the authority of the Board of Directors to set such rights and preferences of subsequent series. Such requests must be made to the Secretary of the Corporation at its principal office.

NEX-SUB-08/14

8. investor instructions

Please read carefully the Prospectus, as amended and supplemented, relating to the sale of shares of common stock (the ‘‘Shares’’) in NexPoint

Capital, Inc. (sometimes referred to herein as the ‘‘Company’’) and all Exhibits thereto (the ‘‘Registration Statement’’) before deciding to subscribe.

This Offering is limited to investors who certify that they meet all of the qualifications set forth in the Prospectus (each, an ‘‘Investor’’).

If you meet these qualifications and desire to purchase our common stock, then please complete, execute and deliver the entire Subscription

Agreement (as completed and signed) to the address provided below.

You should examine this type of investment in the context of your own needs, investment objectives and financial capabilities and should make your own independent investigation and decision as to the risk and potential gain involved. Also, you are encouraged to consult with your own attorney, accountant, financial consultant or other business or tax advisor regarding the risks and merits of the proposed investment.

Generally, you must initially invest at least $2,500 in our shares to be eligible to participate in this offering. In order to satisfy this minimum purchase requirement, unless otherwise prohibited by state law, a husband and wife may jointly contribute funds from their separate IRAs,

provided that each such contribution is made in increments of $100. You should note that an investment in our shares will not, in itself, create a retirement plan and that, in order to create a retirement plan, you must comply with all applicable provisions of the Code. If you have satisfied the minimum purchase requirement, any additional purchase must be in increments of $500. The investment minimum for subsequent purchases does not apply to shares purchased pursuant to a distribution reinvestment plan.

The subscription agreement, together with a check for the full purchase price, should be delivered or mailed by your Broker-Dealer or Registered

Investment Advisor, as applicable to:

Investment Processing Department

c/o DST Systems, Inc.

Kansas City, MO 64121-9731

Toll Free: (877) 907-1148

Payment may be sent by check or wired to:

UMB Bank, N.A.

1010 Grand Boulevard, 4th Floor

Kansas City, MO 64106

ABA Routing #: 101000695

Account #: 9872061969

FAO: